Financial risk management - Summary of Expected Loss by Post-Model Adjustments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 2,063,350	S/ 2,105,246
Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,710,050	1,509,603
Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	353,300	595,643
Commercial loans
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	282,418	383,770
Commercial loans | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	261,187	283,243
Commercial loans | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	21,231	100,527
Mortgage loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	61,618	155,200
Mortgage loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	61,618	145,947
Mortgage loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	0	9,253
Consumer
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,622,382	1,401,681
Consumer | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,296,560	983,592
Consumer | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	325,822	418,089
Small and micro-business loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	96,932	164,595
Small and micro-business loans [member] | Expected loss (according to Model)
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	90,685	96,821
Small and micro-business loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 6,247	S/ 67,774